Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Property and Equipment	The approximate useful life of each class of property and equipment is as follows:

Equipment	3-5 years
Furniture & fixtures	5-7 years
Automobiles	3-5 years
Software	3-5 years
Buildings	40 years
Leasehold improvements	Lesser of lease term or estimated useful lives of the assets (generally 5-15 years)

Schedule of Carrying Amounts of Finite-Lived Intangible Assets	The approximate useful life of each class of intangible asset is as follows:

ATI Physical Therapy trade name/trademarks	Indefinite
Non-compete agreements	2-5 years
Other intangible assets	15 years